Loss from Inventory Valuation	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Loss from inventory valuation

12. Loss from inventory valuation

The amount of $4,001 recorded in the year ended December 31, 2014 represents loss from the valuation of the bunkers remaining on board our vessels, which were affected by the decline of bunker market prices during the year ended December 31, 2014.